Balance Sheet Components - Narrative (FY) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Tax Credit Carryforward [Line Items]
Depreciation	$ 147	$ 59	$ 91	$ 98
Australian Taxation Office | Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount			$ 800